Offerings - Offering: 1	Oct. 01, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 66,839,131.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	The fee of $5,815.00 has been paid by AIP Alternative Lending Fund A (the "Master Fund") in reliance on no-action relief granted by the SEC's Division of Investment Management. See Ironwood Multi-Strategy Fund LLC and Ironwood Institutional Multi-Strategy Fund LLC, SEC Staff No-Action Letter (April 19, 2017).